                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                               -------------------

Check here if Amendment [   ]; Amendment Number:

 This Amendment (Check only one):           [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GME Capital LLC
         ---------------
Address: 17 Heights Road
         ---------------
         Plandome, NY 11030
         ------------------

Form 13F File Number:      28-11270
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward M. Giles
         ---------------
Title:   Managing Member
         ---------------
Phone:   212-752-5255
         ------------

Signature, Place, and Date of Signing:


   /s/     Edward M. Giles         New York, NY       02/02/07
       -----------------------   ----------------  --------------
            [Signature]            [City, State]        [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             1
                                    ----------------------------

Form 13F Information Table Entry Total:                       41
                                       -------------------------

Form 13F Information Table Value Total:                   266883
                                       -------------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                           NONE


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

                                                           GME CAPITAL LLC
                                                              FORM 13F
                                                          AS OF 12/31/2006

                                                                                                        Voting Authority
                                                                                                        ----------------
                                                                 Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class   CUSIP         (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers  Sole  Shared None
--------------                   --------------   -----         --------   -------  ---  ----  -------  --------  ----  ------ ----
3D SYSTEMS CORP                  COM NEW          88554D205         5496    344344  SH         Defined           344344
ACCELR8 TECHNOLOGY CORP          COM NEW          004304200          102     50900  SH         Defined            50900
AMERICAN VANGUARD CORP           COM              030371108         6873    432282  SH         Defined           432282
AMERIGAS PARTNERS - LP           UNIT L P INT     030975106          325     10000  SH         Defined            10000
ANALOG DEVICES                   COM              032654105          737     22423  SH         Defined            22423
BARRICK GOLD CORPORATION         COM              067901108         2851     92857  SH         Defined            92857
BREEZE-EASTERN CORP              COM              106764103          540     50700  SH         Defined            50700
BROOKFIELD ASSET MGMT INC        CL A LTD VT SH   112585104         3433     71250  SH         Defined            71250
CELGENE CORP                     COM              151020104       103540   1799762  SH         Defined          1799762
CLEVELAND-CLIFFS INC             COM              185896107         8235    170000  SH         Defined           170000
ELAN CORP PLC ADR                ADR              284131208         6372    432000  SH         Defined           432000
EVERGREEN ENERGY INC             COM              30024B104          920     93000  SH         Defined            93000
FIBERSTARS INC                   COM              315662106          756    116150  SH         Defined           116150
GOODRICH PETROLEUM CORP          COM NEW          382410405         3025     83600  SH         Defined            83600
HEALTH CARE PPTY INVS COM        COM              421915109          236      6400  SH         Defined             6400
HUDSON CITY BANCORP INC          COM              443683107         7116    512708  SH         Defined           512708
KOPIN CORP.                      COM              500600101          138     38560  SH         Defined            38560
LIFECORE BIOMEDICAL INC.         COM              532187101         4279    239975  SH         Defined           239975
MRV COMMUNICATIONS INC.          COM              553477100         1636    462200  SH         Defined           462200
NEWFIELD EXPLORATION CO          COM              651290108         5156    112200  SH         Defined           112200
NEWMONT MINING CORPORATION       COM              651639106         4513     99950  SH         Defined            99950
NOBLE CORP                       COM              G65422100         5254     69000  SH         Defined            69000
NOVA CHEMICALS CORP              COM              66977W109         2388     85600  SH         Defined            85600
PALL CORP.                       COM              696429307         4177    120900  SH         Defined           120900
PEABODY ENERGY                   COM              704549104         2287     56600  SH         Defined            56600
PETROHAWK ENERGY CORP            COM              716495106         5272    458400  SH         Defined           458400
QUESTAR CORP                     COM              748356102         4792     57700  SH         Defined            57700
RAYONIER INC                     COM              754907103         9883    240744  SH         Defined           240744
SHIRE PLC                        Sponsored ADR    82481R106         7325    118600  SH         Defined           118600
SOUTHWESTERN ENERGY CO.          COM              845467109        18881    538700  SH         Defined           538700
STERICYCLE, INC.                 COM              858912108         3205     42450  SH         Defined            42450
STREETTRACKS GOLD TRUST          GOLD SHS         863307104          948     15000  SH         Defined            15000
THERMO FISHER SCIENTIFIC INC     COM NEW          883556102         8732    192800  SH         Defined           192800
THORATEC CORPORATION             COM NEW          885175307          176     10000  SH         Defined            10000
THORNBURG MORTGAGE INC           COM              885218107         5265    209500  SH         Defined           209500
TIERONE CORP                     COM              88650R108          978     30950  SH         Defined            30950
UNIVERSAL HEALTH RLTY IN         SH BEN INT       91359E105          861     22083  SH         Defined            22083
VENTANA MEDICAL SYSTEMS          COM              92276h106        11137    258814  SH         Defined           258814
WESTFIELD FINANCIAL INC          COM              96008P104          270      7800  SH         Defined             7800
WILLBROS GROUP INC               COM              969199108         5137    271800  SH         Defined           271800
WYETH                            COM              983024100         3636     71400  SH         Defined            71400
REPORT SUMMARY                                    41 DATA RECORDS   266883         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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